Cromwell Long Short Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - 97.2%
Banks - 3.6%
East West Bancorp, Inc. ................................................................ 4,298 $ 385,788
JPMorgan Chase & Co. ................................................................. 9,564 2,346,049
M&T Bank Corp. ....................................................................... 2,166 387,173
3,119,010
Biotechnology - 4.9%
AbbVie, Inc. ........................................................................... 6,040 1,265,501
Alnylam Pharmaceuticals, Inc.
(a)
......................................................... 3,190 861,364
Gilead Sciences, Inc. ................................................................... 7,830 877,352
Halozyme Therapeutics, Inc.
(a)
........................................................... 6,677 426,059
Vertex Pharmaceuticals, Inc.
(a)
........................................................... 1,655 802,377
4,232,653
Broadline Retail - 3.9%
Amazon.com, Inc.
(a)(b)
.................................................................. 17,466 3,323,081
Building Products - 2.0%
Builders FirstSource, Inc.
(a)
.............................................................. 5,085 635,320
Carlisle Cos., Inc. ...................................................................... 1,224 416,772
Trane Technologies PLC ................................................................ 1,860 626,671
1,678,763
Capital Markets - 3.7%
Ameriprise Financial, Inc. ............................................................... 2,323 1,124,588
Houlihan Lokey, Inc. .................................................................... 2,494 402,781
LPL Financial Holdings, Inc. ............................................................. 2,571 841,077
Morgan Stanley ........................................................................ 6,602 770,255
3,138,701
Chemicals - 0.6%
Ecolab, Inc. .......................................................................... 2,029 514,392
Construction & Engineering - 0.7%
EMCOR Group, Inc. ................................................................... 1,566 578,841
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp. ............................................................... 857 810,533
Containers & Packaging - 0.6%
Crown Holdings, Inc. .................................................................. 6,062 541,094
Diversified Telecommunication Services - 1.7%
AT&T, Inc. ............................................................................ 21,643 612,064
Verizon Communications, Inc. ........................................................... 18,226 826,731
1,438,795

Cromwell Long Short Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Electric Utilities - 1.9%
Entergy Corp. ......................................................................... 7,944 $ 679,133
NRG Energy, Inc. ...................................................................... 9,637 919,948
1,599,081
Electrical Equipment - 0.8%
AMETEK, Inc. ........................................................................ 4,219 726,259
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A .............................................................. 7,220 473,560
Financial Services - 6.3%
Berkshire Hathaway, Inc. - Class B
(a)
..................................................... 1,750 932,015
Mastercard, Inc. - Class A ............................................................... 3,369 1,846,616
Visa, Inc. - Class A ..................................................................... 7,518 2,634,759
5,413,390
Ground Transportation - 2.1%
Old Dominion Freight Line, Inc. .......................................................... 2,956 489,070
Union Pacific Corp. .................................................................... 5,392 1,273,806
1,762,876
Health Care Equipment & Supplies - 1.1%
Becton Dickinson & Co. ................................................................. 1,962 449,416
IDEXX Laboratories, Inc.
(a)
.............................................................. 1,214 509,819
959,235
Health Care Providers & Services - 2.8%
The Cigna Group ...................................................................... 3,744 1,231,776
UnitedHealth Group, Inc. ................................................................ 2,262 1,184,722
2,416,498
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. .................................................................. 248 1,142,513
Hilton Worldwide Holdings, Inc. .......................................................... 3,425 779,359
1,921,872
Household Durables - 1.0%
DR Horton, Inc. ........................................................................ 3,297 419,148
Toll Brothers, Inc. ...................................................................... 4,470 471,987
891,135
Household Products - 1.3%
Colgate-Palmolive Co. ................................................................. 11,677 1,094,135

Cromwell Long Short Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Insurance - 2.3%
Arch Capital Group Ltd. ................................................................. 10,036 $ 965,262
Reinsurance Group of America, Inc. ...................................................... 2,409 474,332
The Hartford Insurance Group, Inc. ...................................................... 4,071 503,705
1,943,299
Interactive Media & Services - 5.4%
Alphabet, Inc. - Class A
(b)
............................................................... 22,248 3,440,431
Meta Platforms, Inc. - Class A ........................................................... 2,010 1,158,483
4,598,914
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc. ........................................................... 1,591 791,682
Machinery - 2.8%
Caterpillar, Inc. ........................................................................ 2,821 930,366
Deere & Co. ........................................................................... 1,868 876,746
Parker-Hannifin Corp. .................................................................. 967 587,791
2,394,903
Metals & Mining - 0.0%
(c)
GMK Norilskiy Nickel PAO- ADR
(a)(d)
..................................................... 105,916 0
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp. ......................................................................... 6,270 1,048,908
ConocoPhillips ........................................................................ 8,682 911,784
Devon Energy Corp. ................................................................... 20,942 783,231
EOG Resources, Inc. ................................................................... 5,788 742,253
Marathon Petroleum Corp. .............................................................. 4,389 639,433
4,125,609
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co. ............................................................... 8,162 497,800
Johnson & Johnson .................................................................... 9,159 1,518,929
2,016,729
Real Estate Management & Development - 1.3%
CBRE Group, Inc. - Class A
(a)
........................................................... 8,339 1,090,574
Semiconductors & Semiconductor Equipment - 8.2%
Broadcom, Inc. ........................................................................ 4,954 829,448
Lam Research Corp. ................................................................... 17,720 1,288,244
NVIDIA Corp.
(b)
........................................................................ 39,322 4,261,719
NXP Semiconductors NV ............................................................... 3,516 668,251
7,047,662

Cromwell Long Short Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Software - 13.9%
Adobe, Inc.
(a)
.......................................................................... 3,027 $ 1,160,945
Check Point Software Technologies Ltd.
(a)
................................................. 6,298 1,435,440
Fortinet, Inc.
(a)
......................................................................... 12,313 1,185,250
Intuit, Inc. ............................................................................. 2,000 1,227,980
Microsoft Corp. ........................................................................ 13,856 5,201,403
Salesforce, Inc. ........................................................................ 3,589 963,144
ServiceNow, Inc.
(a)
..................................................................... 923 734,837
11,908,999
Specialty Retail - 2.4%
AutoZone, Inc.
(a)
....................................................................... 245 934,131
The Home Depot, Inc. .................................................................. 3,096 1,134,653
2,068,784
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc. ............................................................................ 16,435 3,650,707
NetApp, Inc. ........................................................................... 5,844 513,337
4,164,044
Textiles, Apparel & Luxury Goods - 1.1%
Ralph Lauren Corp. ................................................................... 4,074 899,295
Tobacco - 1.8%
Philip Morris International, Inc. .......................................................... 9,596 1,523,173
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc. ..................................................... 4,059 914,655
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc. ..................................................................... 3,802 1,014,031
TOTAL COMMON STOCKS (Cost $78,853,506) ........................................................... 83,136,257
EXCHANGE TRADED FUNDS - 0.0%
(c)
VanEck Russia ETF
(a)(d)
................................................................ 81,903 0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,757,641) ................................................... 0
TOTAL INVESTMENTS - 97.2% (Cost $80,611,147) ........................................................ $ 83,136,257
Securities Sold Short - (14.1)% .......................................................................... (12,088,606)
Other Assets in Excess of Liabilities - 16.9% .............................................................. 14,486,317
TOTAL NET ASSETS - 100% ...........................................................................
$ 85,533,968
Percentages are stated as a percent of net assets.

Cromwell Long Short Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
Non-income producing security.
(b)
All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2025 is
$6,546,046.
(c)
Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

Cromwell Long Short Fund
Schedule of Securities Sold Short
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (13.6)%
Aerospace & Defense - (0.2)%
AeroVironment, Inc.
(a)
................................................................. (1,380) $ (164,482)
Automobiles - (0.2)%
Stellantis NV ......................................................................... (17,030) (190,906)
Beverages - (0.5)%
Constellation Brands, Inc. - Class A ...................................................... (1,284) (235,640)
Diageo PLC - ADR ..................................................................... (1,800) (188,622)
(424,262)
Biotechnology - (0.5)%
Biohaven Ltd.
(a)
........................................................................ (6,110) (146,884)
Moderna, Inc.
(a)
........................................................................ (4,209) (119,325)
Sarepta Therapeutics, Inc.
(a)
............................................................. (2,080) (132,746)
(398,955)
Building Products - (1.0)%
A O Smith Corp. ....................................................................... (3,416) (223,270)
Advanced Drainage Systems, Inc. ....................................................... (1,966) (213,606)
Fortune Brands Innovations, Inc. ......................................................... (3,244) (197,495)
Trex Co., Inc.
(a)
........................................................................ (3,533) (205,267)
(839,638)
Capital Markets - (0.4)%
Coinbase Global, Inc. - Class A
(a)
........................................................ (812) (139,851)
Franklin Resources, Inc. ................................................................ (11,644) (224,147)
(363,998)
Chemicals - (0.2)%
Albemarle Corp. ...................................................................... (2,231) (160,677)
Containers & Packaging - (0.3)%
Ball Corp. ............................................................................ (4,673) (243,323)
Distributors - (0.2)%
Genuine Parts Co. .................................................................... (1,729) (205,993)
Electrical Equipment - (0.5)%
Bloom Energy Corp. - Class A
(a)
.......................................................... (9,846) (193,573)
nVent Electric PLC ..................................................................... (4,003) (209,837)
(403,410)
Electronic Equipment, Instruments & Components - (0.7)%
CDW Corp. ........................................................................... (1,115) (178,690)
Cognex Corp. ......................................................................... (6,029) (179,845)
Insight Enterprises, Inc.
(a)
............................................................... (1,361) (204,136)
(562,671)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Entertainment - (0.2)%
Warner Music Group Corp. - Class A .................................................... (6,549) $ (205,311)
Financial Services - (0.5)%
Block, Inc.
(a)
........................................................................... (3,670) (199,391)
Toast, Inc. - Class A
(a)
.................................................................. (5,681) (188,439)
(387,830)
Food Products - (0.5)%
The Campbell's Company ............................................................... (5,472) (218,442)
The J.M. Smucker Co. .................................................................. (1,870) (221,427)
(439,869)
Health Care Equipment & Supplies - (0.2)%
Baxter International, Inc. ............................................................... (5,961) (204,045)
Health Care Technology - (0.2)%
Schrodinger, Inc.
(a)
.................................................................... (9,537) (188,260)
Hotels, Restaurants & Leisure - (0.9)%
Caesars Entertainment, Inc.
(a)
........................................................... (6,308) (157,700)
Hilton Grand Vacations, Inc.
(a)
........................................................... (5,623) (210,356)
Light & Wonder, Inc.
(a)
.................................................................. (2,257) (195,479)
Restaurant Brands International, Inc. ..................................................... (3,283) (218,779)
(782,314)
Independent Power and Renewable Electricity Producers - (0.3)%
The AES Corp. ....................................................................... (17,235) (214,059)
Insurance - (0.2)%
Oscar Health, Inc. - Class A
(a)
........................................................... (13,357) (175,110)
Interactive Media & Services - (0.2)%
Snap, Inc. - Class A
(a)
.................................................................. (22,574) (196,619)
Life Sciences Tools & Services - (0.6)%
Avantor, Inc.
(a)
......................................................................... (11,226) (181,974)
Bruker Corp. .......................................................................... (3,896) (162,619)
Illumina, Inc.
(a)
......................................................................... (2,621) (207,950)
(552,543)
Machinery - (0.2)%
Ingersoll Rand, Inc. ................................................................... (2,602) (208,238)
Media - (0.3)%
Sirius XM Holdings, Inc. ............................................................... (10,510) (236,948)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
March 31, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Metals & Mining - (0.5)%
Alcoa Corp. ........................................................................... (5,496) $ (167,628)
ATI, Inc.
(a)
............................................................................. (4,254) (221,336)
(388,964)
Oil, Gas & Consumable Fuels - (0.3)%
ONEOK, Inc. ......................................................................... (2,204) (218,681)
Pharmaceuticals - (0.3)%
Teva Pharmaceutical Industries Ltd.- ADR
(a)
.............................................. (14,166) (217,731)
Professional Services - (1.0)%
Dayforce, Inc.
(a)
........................................................................ (3,062) (178,606)
Equifax, Inc. ........................................................................... (927) (225,780)
Leidos Holdings, Inc. ................................................................... (1,691) (228,184)
Thomson Reuters Corp. ................................................................ (1,249) (215,802)
(848,372)
Real Estate Management & Development - (0.2)%
Zillow Group, Inc. - Class C
(a)
........................................................... (3,054) (209,382)
Semiconductors & Semiconductor Equipment - (0.2)%
Advanced Micro Devices, Inc.
(a)
......................................................... (1,944) (199,727)
Software - (0.8)%
C3.ai, Inc. - Class A
(a)
................................................................... (6,807) (143,287)
Five9, Inc.
(a)
........................................................................... (5,695) (154,619)
Oracle Corp. .......................................................................... (1,399) (195,594)
UiPath, Inc. - Class A
(a)
................................................................. (17,108) (176,213)
(669,713)
Specialty Retail - (0.4)%
Dick's Sporting Goods, Inc. ............................................................. (1,020) (205,591)
Floor & Decor Holdings, Inc. - Class A
(a)
................................................... (2,176) (175,103)
(380,694)
Technology Hardware, Storage & Peripherals - (0.4)%
Dell Technologies, Inc. - Class C ......................................................... (2,091) (190,595)
IonQ, Inc.
(a)
........................................................................... (5,917) (130,588)
(321,183)
Textiles, Apparel & Luxury Goods - (0.3)%
Skechers USA, Inc. - Class A
(a)
......................................................... (3,845) (218,319)
Trading Companies & Distributors - (0.2)%
FTAI Aviation Ltd. ..................................................................... (1,885) (209,292)
TOTAL COMMON STOCKS (Proceeds $13,246,411) ....................................................... (11,631,519)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
March 31, 2025 (Unaudited)

Shares Value
REAL ESTATE INVESTMENT TRUSTS - (0.5)%
Apartments - (0.3)%
Invitation Homes, Inc. ................................................................. (7,176) $ (250,084)
Warehouse/Industrial - (0.2)%
Americold Realty Trust, Inc. ............................................................ (9,646) (207,003)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $475,068) ........................................ (457,087)
TOTAL SECURITIES SOLD SHORT - (14.1)% (Proceeds $13,721,479) ...................................... $ (12,088,606)
Percentages are stated as a percent of net assets.
ADR : American Depositary Receipt
NV : Naamloze Vennootschap
PLC : Public Limited Company
(a)
Non-income producing security.